Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Goodwill, Adjustments [Abstract]
Goodwill, cost and net book amount, Ending period	$ 2,436,168	$ 2,828,604
Acquisitions	392,436	4,863,962
Reclassification to assets held for sale	0	(887,523)
Goodwill, cost and net book amount, Ending period	2,828,604	6,805,043
HPE Software Business [Member]
Goodwill, Adjustments [Abstract]
Acquisitions		4,858,400
COBOL-IT [Member]
Goodwill, Adjustments [Abstract]
Acquisitions		5,600
Micro Focus Product Portfolio [Member]
Goodwill, Adjustments [Abstract]
Goodwill, cost and net book amount, Ending period		1,969,038
Goodwill, cost and net book amount, Ending period	1,969,038	6,805,043
SUSE [Member]
Goodwill, Adjustments [Abstract]
Goodwill, cost and net book amount, Ending period		859,566
Goodwill, cost and net book amount, Ending period	$ 859,566	$ 0